SEGMENT INFORMATION (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Net interest income		€ 1,551,000,000		€ 1,648,000,000	€ 1,618,000,000
Net fee and commission income / (loss)		240,000,000		177,000,000	19,000,000
Other		(174,000,000)		7,000,000	(124,000,000)
Total operating income / (loss)		1,617,000,000		1,832,000,000	1,513,000,000
Direct costs		(611,000,000)		(629,000,000)	(644,000,000)
Allocated costs and provisions	[1]	(1,144,000,000)		(1,161,000,000)	(4,489,000,000)
Share of profit of equity method investments		1,000,000		1,000,000	1,000,000
Profit / (loss) before tax		(137,000,000)		43,000,000	(3,619,000,000)
Segment assets
Segment assets		54,421,000,000		69,132,000,000	68,806,000,000
Deferred tax assets and Current income tax advance		5,337,000,000		5,674,000,000	5,471,000,000
Non-current assets held for sale		5,010,000,000		3,725,000,000	36,898,000,000
Total assets		64,768,000,000		78,531,000,000	111,175,000,000
IFRS to US GAAP differences		(7,940,000,000)		(8,189,000,000)	(11,300,000,000)
US GAAP total assets		56,828,000,000		70,342,000,000	99,875,000,000
Other Segment Items [Abstract]
Depreciation & amortization		91,000,000		93,000,000	93,000,000
Credit provisions and other impairment charges		811,000,000		784,000,000	4,104,000,000
Non-current asset additions		171,000,000		135,000,000	174,000,000
Reconciliation of Loss before tax per IFRS reported for the segments to loss before income tax per US GAAP
Loss before tax from continuing operations		(137,000,000)		43,000,000	(3,625,000,000)
Hedging of Interest Rate Risk and Net Investment Hedge		188,000,000		(118,000,000)	276,000,000
Difference in loan interest income recognition		(46,000,000)		(62,000,000)	(81,000,000)
Contingent convertible bonds accruals		0		(158,000,000)	(10,000,000)
Sale of Astir Vouliagmenis S.A. / NBGI PE Funds		0		51,000,000	0
Sale of real estate accounted for as a financing obligation		(35,000,000)		(34,000,000)	(37,000,000)
Impairment of premises and equipment		13,000,000		19,000,000	94,000,000
Bond's portfolio classification		23,000,000		7,000,000	(3,000,000)
Other		(18,000,000)		(8,000,000)	34,000,000
Loss before income tax		(12,000,000)		(260,000,000)	(3,352,000,000)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets		56,828,000,000		70,342,000,000		$ 68,616
Income/ (loss) before income tax		(12,000,000)	$ (15)	(260,000,000)	(3,352,000,000)
Net Income / (loss) attributable to NBG shareholders		(230,000,000)	$ (278)	(300,000,000)	(8,464,000,000)
Retail Banking Companies Annual Turnover		2,500,000
Domestic
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets		52,373,000,000		60,854,000,000	65,694,000,000
Total revenue	[2],[3]	1,936,000,000		1,778,000,000	2,259,000,000
Income/ (loss) before income tax	[2]	(91,000,000)		(486,000,000)	(3,273,000,000)
Net Income / (loss) attributable to NBG shareholders		316,000,000		(466,000,000)	(3,254,000,000)
Group
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets		56,828,000,000		70,342,000,000	99,875,000,000
Total revenue	[2],[3]	2,110,000,000		2,083,000,000	2,424,000,000
Income/ (loss) before income tax	[2]	(12,000,000)		(260,000,000)	(3,352,000,000)
Net Income / (loss) attributable to NBG shareholders		(230,000,000)		(300,000,000)	(8,464,000,000)
Turkish operations (Discontinued)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets		0		0	24,307,000,000
Total revenue	[2],[3]	0		0	0
Income/ (loss) before income tax	[2]	0		0	0
Net Income / (loss) attributable to NBG shareholders		0		(106,000,000)	(5,123,000,000)
Other International
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets		4,455,000,000		9,488,000,000	9,874,000,000
Total revenue	[2],[3]	174,000,000		305,000,000	165,000,000
Income/ (loss) before income tax	[2]	79,000,000		226,000,000	(79,000,000)
Net Income / (loss) attributable to NBG shareholders		(546,000,000)		272,000,000	(87,000,000)
Retail Banking
Segment Reporting Information [Line Items]
Net interest income		507,000,000		535,000,000	521,000,000
Net fee and commission income / (loss)		94,000,000		86,000,000	81,000,000
Other		18,000,000		13,000,000	10,000,000
Total operating income / (loss)		619,000,000		634,000,000	612,000,000
Direct costs		(437,000,000)		(426,000,000)	(436,000,000)
Allocated costs and provisions	[1]	(560,000,000)		(482,000,000)	(1,829,000,000)
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		(378,000,000)		(274,000,000)	(1,653,000,000)
Segment assets
Segment assets		17,468,000,000		18,997,000,000	19,972,000,000
Other Segment Items [Abstract]
Depreciation & amortization		33,000,000		12,000,000	10,000,000
Credit provisions and other impairment charges		405,000,000		198,000,000	1,548,000,000
Non-current asset additions		8,000,000		13,000,000	7,000,000
Corporate And Investment Banking
Segment Reporting Information [Line Items]
Net interest income		510,000,000		571,000,000	601,000,000
Net fee and commission income / (loss)		91,000,000		85,000,000	83,000,000
Other		(40,000,000)		(37,000,000)	(13,000,000)
Total operating income / (loss)		561,000,000		619,000,000	671,000,000
Direct costs		(40,000,000)		(40,000,000)	(47,000,000)
Allocated costs and provisions	[1]	(117,000,000)		(274,000,000)	(1,106,000,000)
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		404,000,000		305,000,000	(482,000,000)
Segment assets
Segment assets		10,813,000,000		11,115,000,000	11,684,000,000
Other Segment Items [Abstract]
Depreciation & amortization		4,000,000		2,000,000	3,000,000
Credit provisions and other impairment charges		93,000,000		237,000,000	1,069,000,000
Non-current asset additions		0		4,000,000	9,000,000
Global Markets And Asset Management
Segment Reporting Information [Line Items]
Net interest income		180,000,000		188,000,000	101,000,000
Net fee and commission income / (loss)		25,000,000		(35,000,000)	(175,000,000)
Other		(181,000,000)		(160,000,000)	(72,000,000)
Total operating income / (loss)		24,000,000		(7,000,000)	(146,000,000)
Direct costs		(33,000,000)		(46,000,000)	(46,000,000)
Allocated costs and provisions	[1]	(12,000,000)		(24,000,000)	(127,000,000)
Share of profit of equity method investments		0		1,000,000	1,000,000
Profit / (loss) before tax		(21,000,000)		(76,000,000)	(318,000,000)
Segment assets
Segment assets		8,697,000,000		11,750,000,000	13,000,000,000
Other Segment Items [Abstract]
Depreciation & amortization		2,000,000		1,000,000	1,000,000
Credit provisions and other impairment charges		1,000,000		2,000,000	(10,000,000)
Non-current asset additions		1,000,000		1,000,000	4,000,000
Insurance
Segment Reporting Information [Line Items]
Net interest income		0		0	0
Net fee and commission income / (loss)		0		0	0
Other		0		0	0
Total operating income / (loss)		0		0	0
Direct costs		0		0	0
Allocated costs and provisions	[1]	0		0	0
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		0		0	0
Segment assets
Segment assets		0		2,789,000,000
Non-current assets held for sale		3,150,000,000			2,756,000,000
Other Segment Items [Abstract]
Depreciation & amortization		0		0	0
Credit provisions and other impairment charges		0		0	0
Non-current asset additions		0		6,000,000	0
International Banking
Segment Reporting Information [Line Items]
Net interest income		92,000,000		97,000,000	90,000,000
Net fee and commission income / (loss)		22,000,000		23,000,000	25,000,000
Other		1,000,000		9,000,000	(4,000,000)
Total operating income / (loss)		115,000,000		129,000,000	111,000,000
Direct costs		(76,000,000)		(74,000,000)	(64,000,000)
Allocated costs and provisions	[1]	(21,000,000)		(14,000,000)	(42,000,000)
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		18,000,000		41,000,000	5,000,000
Segment assets
Segment assets		3,023,000,000		5,776,000,000	3,386,000,000
Non-current assets held for sale		1,860,000,000		3,725,000,000	6,375,000,000
Other Segment Items [Abstract]
Depreciation & amortization		4,000,000		5,000,000	4,000,000
Credit provisions and other impairment charges		21,000,000		14,000,000	30,000,000
Non-current asset additions		2,000,000		14,000,000	20,000,000
Turkish Banking Operations
Segment Reporting Information [Line Items]
Net interest income		0		0	0
Net fee and commission income / (loss)		0		0	0
Other		0		0	0
Total operating income / (loss)		0		0	0
Direct costs		0		0	0
Allocated costs and provisions	[1]	0		0	0
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		0		0	0
Segment assets
Segment assets		0		0
Non-current assets held for sale					26,998,000,000
Other Segment Items [Abstract]
Depreciation & amortization		0		0	0
Credit provisions and other impairment charges		0		0	0
Non-current asset additions		0		0	0
Other
Segment Reporting Information [Line Items]
Net interest income		135,000,000		125,000,000	129,000,000
Net fee and commission income / (loss)		4,000,000		12,000,000	(2,000,000)
Other		41,000,000		195,000,000	(33,000,000)
Total operating income / (loss)		180,000,000		332,000,000	94,000,000
Direct costs		(13,000,000)		(32,000,000)	(42,000,000)
Allocated costs and provisions	[1]	(249,000,000)		(203,000,000)	(537,000,000)
Share of profit of equity method investments		1,000,000		0	0
Profit / (loss) before tax		(81,000,000)		97,000,000	(485,000,000)
Segment assets
Segment assets		12,262,000,000		16,686,000,000	18,940,000,000
Non-current assets held for sale					769,000,000
Other Segment Items [Abstract]
Depreciation & amortization		47,000,000		73,000,000	75,000,000
Credit provisions and other impairment charges		124,000,000		192,000,000	641,000,000
Non-current asset additions		160,000,000		97,000,000	134,000,000
SAU
Segment Reporting Information [Line Items]
Net interest income		127,000,000		132,000,000	176,000,000
Net fee and commission income / (loss)		4,000,000		6,000,000	7,000,000
Other		(13,000,000)		(13,000,000)	(12,000,000)
Total operating income / (loss)		118,000,000		125,000,000	171,000,000
Direct costs		(12,000,000)		(11,000,000)	(9,000,000)
Allocated costs and provisions	[1]	(185,000,000)		(164,000,000)	(848,000,000)
Share of profit of equity method investments		0		0	0
Profit / (loss) before tax		(79,000,000)		(50,000,000)	(686,000,000)
Segment assets
Segment assets		2,158,000,000		2,019,000,000	1,824,000,000
Other Segment Items [Abstract]
Depreciation & amortization		1,000,000		0	0
Credit provisions and other impairment charges		167,000,000		141,000,000	826,000,000
Non-current asset additions		€ 0		€ 0	€ 0

[1]
Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

[2]	Total revenue and Income/(loss) before income tax were calculated based on continuing operations
[3]	Total revenue includes OTTI on available for sale securities.